Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 123	$ 117	$ 246	$ 230	$ 472	$ 449
Gain (Loss) on Disposition of Property Plant Equipment			$ 417
Property, Plant, and Equipment, Fair Value Disclosure					$ 584